UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2013

Par Value $			Coupon Rate (%)		Maturity	Value
	BONDS & NOTES - 65.5%
	BANKS - 4.5%
900,000	Lloyds TSB Bank PLC (a,b)		12.0000		Perpetual	$ 1,197,000

	CHEMICALS - 4.0%
500,000	Cornerstone Chemical Co. (b)		9.3750		3/15/2018	523,750
500,000	Cornerstone Chemical Co.		9.3750		3/15/2018	523,750
						1,047,500
	DIVERSIFIED FINANANCIAL SERVICES - 16.7%
1,125,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (b)		7.3750		4/1/2020	1,113,750
500,000	Jefferies LoanCore LLC / JLC Finance Corp. (b)		6.8750		6/1/2020	490,000
1,500,000	Lehman Brothers Holdings, Inc. * (c)		6.8750		5/2/2018	397,500
1,335,000	Nuveen Investments, Inc. (b)		9.5000		10/15/2020	1,304,963
1,152,000	Tricon Capital Group, Inc.		5.6000		3/31/2020	1,122,318
						4,428,531
	HEALTHCARE - PRODUCTS - 4.8%
750,000	Biomet Inc.		6.5000		10/1/2020	760,312
500,000	Hologic, Inc. (d)		2.0000		3/1/2042	502,500
						1,262,812
	HOUSEHOLD PRODUCTS / WARES - 2.1%
500,000	Prestige Brands, Inc.		8.1250		2/1/2020	550,000

	INSURANCE - 2.1%
500,000	MGIC Investment Corp. (b)		9.0000		4/1/2063	544,688

	MINING - 1.8%
445,000	FQM Akubra, Inc. (b)		8.7500		6/1/2020	476,150

	OIL & GAS - 2.8%
250,000	Chesapeake Energy Corp.		9.5000		2/15/2015	275,312
500,000	Gastar Exploration USA, Inc. (b)		8.6250		5/15/2018	472,500
						747,812
	PACKAGING & CONTAINERS - 2.7%
500,000	Kleopatra Holdings 1 SCA (a,e)		11.0000		8/15/2017	717,302

	RETAIL - 3.0%
750,000	Landry's, Inc. (b)		9.3750		5/1/2020	791,250

	SEMICONDUCTORS - 1.7%
500,000	Jazz Technologies, Inc.		8.0000		6/30/2015	462,500

	SOFTWARE - 5.9%
500,000	First Data Corp. (b)		8.2500		1/15/2021	516,250
1,000,000	Interface Security Systems Holdings, Inc. (b)		9.2500		1/15/2018	1,032,500
						1,548,750
	TELECOMMUNICATIONS - 13.4%
200,000	Avanti Communications Group PLC (b)		10.0000		10/1/2019	202,000
1,000,000	Avaya, Inc. (b)		9.0000		4/1/2019	970,000
750,000	Digicel Ltd. (b)		8.2500		9/1/2017	777,187
500,000	Intelsat Luxembourg SA (b)		7.7500		6/1/2021	517,500
750,000	Intelsat Luxembourg SA (b)		8.1250		6/1/2023	791,250
250,000	Nortel Networks Ltd. * (c)		10.7500		7/15/2016	289,375
						3,547,312

	TOTAL BONDS & NOTES ( Cost - $17,415,327)					17,321,607

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2013

Par Value $			Coupon Rate (%)		Maturity	Value
	CONVERTIBLE BONDS - 33.0%
	AGRICULTURE - 4.5%
1,000,000	Vector Group Ltd. (a)		2.5000		1/15/2019	$ 1,192,238

	DIVERSIFIED FINANANCIAL SERVICE - 2.0%
500,000	Jefferies Group LLC		3.8750		11/1/2029	524,063

	HEALTHCARE - PRODUCTS - 2.0%
500,000	Alere Inc.		3.0000		5/15/2016	527,188

	INSURANCE - 2.7%
500,000	Radian Group Inc.		3.0000		11/15/2017	709,375

	INTERNET - 3.1%
250,000	Qihoo 360 Technology Co. Ltd. (b)		2.5000		9/15/2018	281,562
250,000	TIBCO Software Inc.		2.2500		5/1/2032	253,906
250,000	Web.com Group, Inc.		1.0000		8/15/2018	283,906
						819,374
	LODGING - 3.5%
1,000,000	Home Inns & Hotels Management Inc.		2.0000		12/15/2015	944,375

	MINING - 1.8%
500,000	Royal Gold, Inc.		2.8750		6/15/2019	479,375

	PHARMACEUTICALS - 4.6%
1,000,000	Salix Pharmaceuticals Ltd.		1.5000		3/15/2019	1,226,875

	SEMICONDUCTORS - 5.3%
250,000	Micron Technology, Inc. (b)		1.6250		2/15/2033	424,375
750,000	GT Advanced Technologies Inc.		3.0000		10/1/2017	977,344
						1,401,719
	SOFTWARE - 2.1%
545,000	Nuance Communications, Inc.		2.7500		11/1/2031	550,791

	TELECOMMUNICATIONS - 1.4%
250,000	Ciena Corp. (b)		3.7500		10/15/2018	368,281

	TOTAL CONVERTIBLE BONDS (Cost - $8,111,982)					8,743,654

	PREFERRED STOCKS - 6.5%		Dividend Rate (%)
	IRON / STEEL - 3.6%
44,000	ArcelorMittal		6.0000		1/15/2016	945,560

	REITS - 2.9%
14,000	iStar Financial, Inc.		4.5000		Perpetual	777,750

	TOTAL PREFERRED STOCKS (Cost - $1,699,770)					1,723,310

	OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%				Expiration
100	SPDR S&P 500 ETF Trust, @ $163.00				Nov-13	18,200
300	SPDR S&P 500 ETF Trust, @ $165.00				Nov-13	69,300
	TOTAL OPTIONS PURCHASED (Cost - $71,889)					87,500

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2013

Shares						Value
	TOTAL INVESTMENTS - 105.3% (Cost - $27,298,968) (f)					$ 27,876,071
	LIABILITIES LESS OTHER ASSETS - (5.3) %					(1,413,945)
	NET ASSETS - 100.0%					$ 26,462,126

	SECURITIES SOLD SHORT - (11.5) %
	COMMON STOCKS (11.5) %
	AGRICULTURE - (0.7) %
(10,815)	Vector Group Ltd.					(174,122)

	HEALTHCARE-PRODUCTS - (0.2) %
(900)	Alere Inc.					(27,513)
(1,600)	Hologic Inc.					(33,040)
						(60,553)
	HOLDING COMPANIES - DIVERSIFIED - (0.1) %
(1,000)	Leucadia National Corp.					(27,240)

	INSURANCE - (1.2) %
(22,000)	Radian Group Inc.					(306,460)

	INTERNET - (0.4) %
(1,200)	Qihoo 360 Technology Co. Ltd. - ADR					(99,840)

	IRON / STEEL - (1.8) %
(34,750)	ArcelorMittal					(475,032)

	LODGING - (0.2) %
(1,900)	Home Inns & Hotels Management Inc. - ADR					(63,080)

	MINING - (0.3) %
(1,500)	Royal Gold Inc.					(72,990)

	PHARMACEUTICALS - (1.4) %
(5,400)	Salix Pharmaceuticals Ltd.					(361,152)

	REITS - (1.6) %
(36,200)	iStar Financial Inc.					(435,848)

	SEMICONDUCTORS - (2.8) %
(12,700)	Micron Technology Inc.					(221,869)
(62,700)	GT Advanced Technologies Inc.					(533,577)
						(755,446)
	SOFTWARE - (0.1) %
(1,100)	Nuance Communications Inc.					(20,564)

	TELECOMMUNICATIONS - (0.7) %
(7,200)	Ciena Corp.					(179,856)

	TOTAL SECURITIES SOLD SHORT (Proceed $2,703,419)					(3,032,183)

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2013

	REIT - Real Estate Investment Trust.
	ADR - American Depositary Receipt.
*	Non income producing.
(a)	Variable rate security - interest rate subject to period change.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transaction exempt from qualified institutional buyers. At September 30, 2013, these securities amounted to $13,512,258 or 51.1% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

(c)	Security in default.
(d)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2013.
(e)	Paid in Kind.
(f)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short excluding swaps) is $24,595,549 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 1,047,195
					Unrealized Depreciation:	(798,856)
					Net Unrealized Appreciation:	$ 248,339

	OPEN SWAP CONTRACTS
	Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
	Arrow Electronics, Inc.	$ 1,000,000	(1.00%)	6/20/2018	JP Morgan	$ (24,105)
	Camden National Corp.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(19,506)
	Campbell Soup Co.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(3,978)
	Cardinal Health, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(6,899)
	Computer Sciences Corp.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(24,144)
	Eastman Chemical Co.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(53)
	Macy's, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(1,052)
	Packaging Corporation of America	1,000,000	(1.00%)	6/20/2018	JP Morgan	(16,730)
	Quest Diagnostics, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(21,848)
	The Hillshire Brands Co.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(12,273)
	The Western Union Co.	500,000	(1.00%)	6/20/2018	JP Morgan	(14,181)
	Xeros Corp.	500,000	(1.00%)	6/20/2018	JP Morgan	(9,828)
						$ (154,597)

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The  he inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its is determined entirety, based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 17,321,607	$ -	$ 17,321,607
Convertible Bonds	-	8,743,654	-	8,743,654
Preferred Stocks	1,723,310	-	-	1,723,310
Options	87,500	-	-	87,500.00
Total Assets	$ 1,810,810	$ 26,065,261	$ -	$ 27,876,071
Liabilities +
Securities Sold Short	$ (3,032,183)	$ -	$ -	$ (3,032,183)
Swaps	-	(154,597)	-	(154,597)
Total Liabilities	$ (3,032,183)	$ (154,597)	$ -	$ (3,186,780)

The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

+ See Portfolio of Investments for industry classification.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a ater date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the period ended September 30, 2013 the Fund’s trades of swap contracts resulted in a net unrealized loss of $154,597 which is included in the net un realized loss from swap transactions in the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/29/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/29/13